Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Long-term deferred revenue	$ 390.8	$ 157.4
Other	7.4	7.5
Other long-term liabilities	398.2	164.9
Current portion of other long-term liabilities	0.0	(1.4)
Other long-term liabilities	$ 398.2	$ 163.5